Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, net	$ 5,118,074	$ 12,518,070	$ 29,195,798
Cost of goods sold	4,364,305	10,913,548	23,653,815
Gross profit	753,769	1,604,522	5,541,983
Operating expenses:
Selling and distribution expenses	5,068	3,095	2,367
General and administrative expenses	2,123,552	1,193,528	1,206,852
Inventory obsolescence	121,166
Total operating expenses	2,249,786	1,196,623	1,209,219
Operating (loss) income	(1,496,017)	407,899	4,332,764
Other expenses (income)
Interest expense			5,254
Other expenses (income), net	324	(1,460)	21,286
Total other expenses (income), net	324	(1,460)	26,540
(Loss) Income before provision for taxes	(1,496,341)	409,359	4,306,224
Provision for income taxes		124,665	587,984
Net (loss) income	(1,496,341)	284,694	3,718,240
Less: net income attributable to non-controlling interest	1,266	9,837	43,771
Net (loss) income attributable to Epsium Enterprise Limited	(1,497,607)	274,857	3,674,469
Other comprehensive (loss) income
Foreign currency translation (loss) gain	(35,315)	50,810	2,914
Comprehensive income (loss) attributable to Epsium Enterprise Limited	$ (1,532,922)	$ 325,667	$ 3,677,383
Class A
(Loss) Earnings per ordinary share
Basic (in Dollars per share)	$ (0.11)	$ 0.02	$ 0.31
Diluted (in Dollars per share)	$ (0.11)	$ 0.02	$ 0.31
Weighted average number of ordinary shares outstanding
Basic (in Shares)	9,210,660	12,000,534	12,000,534
Diluted (in Shares)	9,210,660	12,000,534	12,000,534
Class B
(Loss) Earnings per ordinary share
Basic (in Dollars per share)	$ (0.11)
Diluted (in Dollars per share)	$ (0.11)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	3,870,038
Diluted (in Shares)	3,870,038